Financial risk management - Summary Of Contingent Credits(Indirect Loans) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	S/ 5,068,694	S/ 4,743,480
Up to 1 month [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	649,837	1,095,339
From 1 to 3 months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	1,364,278	1,062,605
From 3 to 12 months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	2,644,655	2,391,145
From 1 to 5 years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	409,898	193,835
More than 5 years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	S/ 26	S/ 556